SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SEGMENT REPORTING

5.	SEGMENT REPORTING

(a)	Reportable segments - Years ended:

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net sales	46,361.7	42,635.8	35,586.5	10,044.8	9,440.1	9,947.4	13,797.2	17,371.2	16,571.7	9,533.2	10,261.7	10,748.7	79,736.9	79,708.8	72,854.3
Cost of sales	(23,516.1)	(22,736.8)	(18,309.1)	(5,035.1)	(4,860.8)	(4,727.9)	(6,657.3)	(8,553.1)	(8,235.7)	(4,083.1)	(4,271.4)	(4,387.0)	(39,291.6)	(40,422.1)	(35,659.7)
Gross profit	22,845.6	19,899.0	17,277.4	5,009.7	4,579.3	5,219.5	7,139.9	8,818.1	8,336.0	5,450.1	5,990.3	6,361.7	40,445.3	39,286.7	37,194.6
Distribution expenses	(6,428.6)	(6,111.1)	(5,123.1)	(853.1)	(1,020.7)	(872.7)	(1,614.3)	(2,159.5)	(2,010.1)	(1,854.6)	(2,104.0)	(1,926.8)	(10,750.6)	(11,395.3)	(9,932.7)
Sales and marketing expenses	(4,477.0)	(4,065.0)	(3,440.3)	(665.1)	(645.5)	(693.3)	(1,190.0)	(1,426.9)	(1,542.9)	(1,080.4)	(1,200.0)	(1,359.0)	(7,412.5)	(7,337.4)	(7,035.5)
Administrative expenses	(3,563.2)	(3,346.0)	(3,006.2)	(413.0)	(333.6)	(427.7)	(659.5)	(835.0)	(832.0)	(638.0)	(722.2)	(611.5)	(5,273.7)	(5,236.8)	(4,877.4)
Other operating income/(expenses)	1,892.5	2,361.3	2,096.0	26.3	(52.9)	12.4	95.0	192.7	38.8	15.1	12.8	(23.1)	2,028.9	2,513.9	2,124.1
Exceptional items	(137.8)	(34.5)	(210.1)	(17.9)	(16.1)	(46.7)	(47.6)	(60.5)	(115.4)	(3.1)	(32.2)	(20.6)	(206.4)	(143.3)	(392.8)
Income from operations	10,131.5	8,703.7	7,593.7	3,086.9	2,510.5	3,191.5	3,723.5	4,528.9	3,874.4	1,889.1	1,944.7	2,420.7	18,831.0	17,687.8	17,080.3
Net finance costs													(3,609.8)	(3,423.1)	(3,205.4)
Share of results of joint ventures													(185.3)	(29.1)	(115.7)
Income before income tax													15,035.9	14,235.6	13,759.2
Income tax expense													(75.5)	655.6	(636.6)
Net income													14,960.4	14,891.2	13,122.6

Acquisition of property, plant and equipment	3,365.5	4,062.9	4,645.1	593.4	968.4	801.6	782.2	1,112.8	1,665.4	1,263.0	389.0	565.0	6,004.1	6,533.1	7,677.1

	Brazil			CAC			Latin America - South			Canada			Consolidated
	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021	2023	2022	2021

Segment assets	56,974.2	57,353.8	54,609.4	13,692.3	15,385.6	15,351.9	16,085.1	22,044.5	21,583.0	15,856.9	16,093.3	18,016.6	102,608.5	110,877.2	109,560.9
Intersegment elimination													(2,162.1)	(2,533.0)	(2,868.5)
Non-segmented assets (i)													32,197.9	29,613.8	31,910.1
Total assets													132,644.3	137,958.0	138,602.5

Segment liabilities	28,841.3	29,153.2	27,611.2	4,981.5	5,098.0	5,414.4	5,095.4	6,843.6	7,843.6	5,131.0	5,053.7	6,156.5	44,049.2	46,148.5	47,025.7
Intersegment elimination													(2,161.8)	(2,534.2)	(2,869.1)
Non-segmented liabilities (i)													90,756.9	94,343.7	94,445.9
Total liabilities													132,644.3	137,958.0	138,602.5

(i)	The balance of non-segmented assets refers mainly to cash and cash equivalents, taxes and investments. The balance of non-segmented liabilities, in turn, refers mainly to equity values, taxes and derivatives.

Non-current assets attributed to Brazil (country of domicile of the company) and Canada amounted to R$45.1 billion and R$13.9 billion, respectively, in December 31, 2023 (R$44.6 billion and R$13.7 billion, respectively, in December 31, 2022, and R$42.6 billion and R$15.6 billion, respectively, in December 31, 2021). Furthermore, the net revenue attributable to the Company's operations in Argentina amounted to R$6.3 billion in December 31, 2023 (R$10.1 billion in December 31, 2022 and R$9.2 billion in December 31, 2021), and the segmented non-current assets attributed to the same country totaled R$5.9 billion for the year ended December 31, 2023 (R$9.7 billion in December 31, 2022 and R$9.1 billion in December 31, 2021).

(b)	Additional information - by Business unit - Years ended:

	Brazil
	Beer			NAB			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021

Net sales	38,985.9	35,857.9	30,537.1	7,375.8	6,777.9	5,049.4	46,361.7	42,635.8	35,586.5
Cost of sales	(19,377.7)	(18,765.3)	(15,382.0)	(4,138.4)	(3,971.5)	(2,927.1)	(23,516.1)	(22,736.8)	(18,309.1)
Gross profit	19,608.2	17,092.6	15,155.1	3,237.4	2,806.4	2,122.3	22,845.6	19,899.0	17,277.4
Distribution expenses	(5,171.9)	(4,988.6)	(4,263.1)	(1,256.7)	(1,122.5)	(860.0)	(6,428.6)	(6,111.1)	(5,123.1)
Sales and marketing expenses	(3,969.4)	(3,596.8)	(3,096.2)	(507.6)	(468.2)	(344.1)	(4,477.0)	(4,065.0)	(3,440.3)
Administrative expenses	(3,106.0)	(2,928.8)	(2,616.1)	(457.2)	(417.2)	(390.1)	(3,563.2)	(3,346.0)	(3,006.2)
Other operating income/(expenses)	1,474.1	1,884.5	1,711.3	418.4	476.8	384.7	1,892.5	2,361.3	2,096.0
Exceptional items	(137.8)	(30.6)	(202.0)	-	(3.9)	(8.1)	(137.8)	(34.5)	(210.1)
Income from operations	8,697.2	7,432.3	6,689.0	1,434.3	1,271.4	904.7	10,131.5	8,703.7	7,593.7
Net finance costs							(2,050.6)	(1,110.3)	(858.1)
Share of results of joint ventures							(179.0)	(38.3)	(11.7)
Income before income tax							7,901.9	7,555.1	6,723.9
Income tax expense							2,214.9	2,787.7	1,953.2
Net income							10,116.8	10,342.8	8,677.1

Accounting policies

Reportable segments are consistently presented on the internal reporting regularly reviewed by the Company’s chief operating decision maker, the Chief Executive Officer, for the purpose of evaluating the performance of each segment and allocating resources to those segments. The information is prepared based on available financial data that is directly attributable to the segment or the information that can be allocated on a reasonable basis.

Therefore, the segment reporting is presented by geographical zone, since the risks and rates of return are predominantly affected by the fact that the company operates in different regions.

Performance information by business unit (Beer and Non-alcoholic beverages (“NAB”)), is also presented to the Company’s chief operating decision maker and is disclosed as additional information, even though it does not qualify as a segment.

The Company conducts its operations across four business segments, as follow:

▪ Brazil, where the Company operates two business subunits: (i) beer and (ii) non-alcoholic beverages (NAB).

▪ Central America and Caribbean (“CAC”), which includes direct operations in the Dominican Republic, Saint Vincent, Antigua, Dominica, Cuba, Guatemala (which also serves El Salvador, Nicaragua and Honduras), Barbados and Panama.

▪ Latin America South (LAS), which includes operations in Argentina, Bolivia, Chile, Paraguay and Uruguay.

▪ Canada, represented by the operations of Labatt Brewing Company Ltd.

Our chief operating decision maker uses income from operations as the main measure of segment profitability.

In accordance with IFRS 8 - Segment Information, the Company does not disclose its revenues from external customers for each product or each group of similar products, since the necessary information is not available in a comparable form and the cost of preparing it would be excessive.